ELFUN TRUSTS

ELFUN INTERNATIONAL EQUITY FUND

ELFUN DIVERSIFIED FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN INCOME FUND

ELFUN MONEY MARKET FUND

(each a “Fund” and collectively the “Funds”)

Supplement dated November 11, 2013

To the Statutory Prospectus dated April 30, 2013, as supplemented on May 3, 2013

Effective November 11, 2013, U.S. Bancorp Fund Services, LLC will replace BNY Mellon Asset Servicing as the transfer agent for the Funds. In connection with this change, the statutory prospectus (“Prospectus”) for the Funds is revised as indicated below:

The mailing addresses in the Summary Section for each Fund in the Prospectus are deleted in their entirety and replaced with the following:

Sending a written request by mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

On page 42 of the Prospectus, the section entitled “How to Invest—How to Purchase Units” is deleted in its entirety and replaced with the following:

Opening an Account and Investing by Mail

•	Read this Prospectus.
•	If opening a new account, complete and sign the application. You may obtain an application by calling the Distributor at 1-800-242-0134 or from the Funds’ website at www.geam.com.
•	Send a check drawn on a U.S. bank in U.S. Dollars payable to the specific Elfun Fund in which you want to invest. Third party checks, endorsed checks, credit card checks, courtesy checks, checks payable to cash, starter checks, travelers cheques, checks drawn from a foreign bank (or with a foreign address), money orders, cashier’s checks in amounts of less than $10,000, post-dated checks, post-dated on-line bill pay checks, and any conditional order or payment are not accepted by the Funds. Cash (currency) is also not accepted.
•	If adding to an existing account, include your account number on the check.
•	If a check used to open or add to an account does not clear (which could take up to 10 days or more), you may be assessed an additional charge.

Mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Such purchase orders or redemption requests will be considered received when they arrive at the premises where transfer agent functions are performed. In general, the transfer agent’s policy is to pick up mail items in its post office box multiple times during the course of a business day.

•	If you are not eligible to purchase units of the Fund or you do not fully and accurately complete an application, an account will not be opened and your money will be returned without effecting a purchase.
•	An account may be opened and a purchase may be effected while your eligibility to invest in the Funds is being verified. If, after your purchase is effected, we are unable to verify your eligibility to purchase units or you are found to be ineligible to purchase units, we will immediately redeem your units at a price reflecting the net asset value per unit next calculated after such determination is made, which may result in a loss on your investment as well as a taxable gain or loss.

Once You Have Opened an Account — You Have Additional Options

By Wire

•	You may have your financial institution electronically transfer (wire) monies to your account. Wire to the address below. Include your name, the name of the Fund, and your account number. Before sending your wire, please contact GE Mutual Funds at 1-800-242-0134 to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Wire Address:

U.S. Bank, N.A.

777 East Wisconsin Avenue

Milwaukee, WI 53202-5207

ABA #075000022

Credit: U.S. Bancorp Fund Services, LLC

Account #112-952-137

Further Credit:

(name of Fund to be purchased)

(shareholder name and address)

(shareholder account number)

•	Your financial institution may charge a fee for wire transactions.
•	Wire orders received by the close of regular trading on the New York Stock Exchange (NYSE) are executed at that day’s net asset value per unit. Wire orders received after the close of regular trading on the NYSE receive the next business day’s price. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Electronic Funds Transfer

•	Investors may purchase additional shares of the Funds by calling 1-800-242-0134. If you elected this option on your account application, and your account has been open for at least 10 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to 4 p.m. Eastern time, your shares will be purchased at the net asset value calculated on the day your order is placed.
•	Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Direct Deposit or Payroll Deduction

•	You may invest automatically with money deducted from your federal pay check, Social Security check, GE employee or other company’s payroll check.
•	To make arrangements, please contact us at 1-800-242-0134.
•	For payroll deductions, you may be required to complete additional paperwork. GE employees will be required to complete a Service Option and Account Update Form and others will be required to contact their employers.
•	Account statements will be sent quarterly.
•	You may elect to modify or terminate your participation in the Direct Deposit or Payroll Deduction programs by contacting us at 1-800-242-0134.
•	The Funds may modify or terminate this feature at any time upon notice to you.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan. This Plan provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a periodic basis. In order to participate in the Plan, each purchase must be in the amount of $25 or more, and your financial institution must be a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Fund’s transfer agent will charge a fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the new account application or the Account Options Form, as applicable, or call the Fund’s transfer agent at 1-800-242-0134 for additional information. Money invested pursuant to the Automatic Investment Plan will not be available from your Fund account for 10 business days. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent by telephone or in writing 5 days prior to the effective date. The Funds may modify or terminate this feature at any time.

Retirement Accounts

Units of the Funds, other than the Elfun Tax-Exempt Income Fund, are available for purchase by an Elfun Traditional or Roth Individual Retirement Account (Elfun IRAs). An Elfun IRA application and further details about Elfun IRA plans are available from the Distributor.

On page 43 of the Prospectus, under the section entitled “How to Invest—How to Redeem Units,” the subsections entitled “By Mail,” “Medallion Signature Guarantee,” “By Telephone,” and “By Wire” are deleted in their entirety and replaced with the following:

By Mail

Each signature must be signature guaranteed for any redemption:

•	In excess of $50,000;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 30 days; or
•	When ownership of an account is being changed.

The Funds and/or the transfer agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

Signature Guarantee

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. The Funds may require additional information for redemptions made by corporations, executors, administrations, trustees, guardians or persons utilizing a power of attorney. A redemption request will not be deemed received in good order until the Funds have received all information typically required to assure the security of a particular account.

By Telephone

•	Units may be redeemed by telephone up to a maximum of $50,000 per day utilizing the Funds’ automated Voice Response system or by an agent during business hours.
•	Proceeds may be paid by check or wire.
•	The telephone option must have been selected during initial account setup or subsequently by written request signed by all registered unitholders.
•	Call 1-800-242-0134.
•	Telephone privileges may be suspended for a particular account upon notice or if the Distributor reasonably believes the caller or accountholder does not have legal capacity to effect transactions.
•	Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures to authenticate the caller.

Once a telephone transaction has been placed, it cannot be canceled or modified.

Telephone transactions must be received before the close of trading on the NYSE (normally 4:00 p.m., Eastern Time). During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

By Wire

•	You may redeem your units by telephone and have the proceeds of the sale wired to your bank instead of receiving a check.
•	Minimum wire amount is $1,000.
•	Call 1-800-242-0134.
•	A $10 fee per wire will be charged to your account.
•	Before we can process your wire redemption, we must have received proper wire instructions. You may provide wire instructions at initial account setup or subsequently. To provide wire instructions after initial account set up, send a written request, signed by each unit-holder with a medallion signature guarantee, to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

On page 45 of the Prospectus, the mailing addresses under the section entitled “How to Exchange Units,” are deleted in their entirety and replaced with the following:

Mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

On the back cover page of the Prospectus, the section entitled “Transfer Agent” is deleted in its entirety and replaced with the following:

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

This Supplement should be retained with your

Prospectus for future reference.